SHARE CAPITAL, SHARE PREMIUM AND OTHER RESERVES - Other Reserves (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Beginning Balance	£ (10,960)
Exchange movements on overseas net assets	(75)	£ (385)
Ending Balance	(11,017)
Other reserves
Disclosure of classes of share capital [line items]
Beginning Balance	(10,960)	(10,491)
Other comprehensive income	(91)	(394)
Shares transferred to employees	33
Capital reduction	1
Ending Balance	(11,017)	(10,885)
Cumulative translation reserve
Disclosure of classes of share capital [line items]
Beginning Balance	626	1,046
Other comprehensive income	(75)	(385)
Ending Balance	551	661
EBT shares reserve
Disclosure of classes of share capital [line items]
Beginning Balance	(38)
Shares transferred to employees	33
Capital reduction	1
Ending Balance	(4)
Cash flow hedge reserve
Disclosure of classes of share capital [line items]
Beginning Balance	139	150
Other comprehensive income	(16)	(9)
Ending Balance	123	141
Merger reserve
Disclosure of classes of share capital [line items]
Beginning Balance	(11,687)	(11,687)
Ending Balance	£ (11,687)	£ (11,687)